Restructuring, Acquisition and Integration-Related Costs (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of Restructuring, Acquisition and Integration-related costs
Restructuring, acquisition and integration-related costs consisted of the following during the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,,
	2010	2011	2012
	(in thousands)
2007 Restructuring Plan	$1,121	$278	$(153)
Legacy Restructuring Plans	294	—	—
Total facility exit and restructuring costs	1,415	278	(153)
Acquisition and integration-related costs	20,953	31,790	18,397
Restructuring, acquisition and integration-related costs	$22,368	$32,068	$18,244

Schedule of Restructuring and Related Costs
The following table summarizes facility exit and restructuring costs during the years ended December 31, 2010, 2011 and 2012 and the cumulative costs incurred to date as a result of the 2007 Plan. Facility exit and restructuring costs during the years ended December 31, 2010, 2011 and 2012 were primarily the result of changes to lease and sublease estimates in the Company’s exited facilities. Such costs have been classified as restructuring, acquisition and integration-related costs in the Consolidated Statements of Comprehensive Income.

	Year Ended December 31,,			Cumulative Costs Incurred To Date
	2010	2011	2012
	(in thousands)
Severance and personnel-related costs	$—	$—	$—	$30,764
Lease termination and facilities-related costs	1,012	355	(153)	23,935
Non-cash asset impairments	109	(77)	—	24,824
Other associated costs	—	—	—	1,131
	$1,121	$278	$(153)	$80,654

Activity for the liability balances associated with the 2007 Plan
The following table summarizes activity for the liability balances associated with the 2007 Plan for the years ended December 31, 2010, 2011 and 2012, including changes during the period attributable to costs incurred and charged to expense and costs paid or otherwise settled (in thousands):

Balance as of December 31, 2009	$17,438
Accruals	1,121
Payments	(5,205)
Non-cash charges	259
Balance as of December 31, 2010	13,613
Accruals	278
Payments	(6,620)
Non-cash charges	161
Balance as of December 31, 2011	7,432
Accruals	(153)
Payments	(2,992)
Balance as of December 31, 2012	$4,287

Schedule of Acquisition and Integration-Related Costs
Acquisition and integration-related costs consisted of the following during the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,,
	2010	2011	2012
	(in thousands)
Severance and retention costs	$5,047	$16,460	$6,067
Transaction-related costs	10,164	5,756	1,399
Costs to settle postcombination stock awards	5,742	—	—
Integration-related costs	—	4,044	10,452
Facility-related costs	—	5,530	479
Total acquisition and integration-related costs	$20,953	$31,790	$18,397